Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of components of tax expense benefit

	2024 US$m	2023 US$m	2022 US$m

(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	396	367	501
Deferred tax (benefit)/expense	(487)	531	(814)

PRRT (benefit)/expense	(91)	898	(313)

Income tax
Current year
Current tax expense	1,420	1,872	2,256
Deferred tax (benefit)/expense	(484)	(1,255)	701
Adjustment to prior years
Current tax (benefit)/expense	(177)	14	(276)
Deferred tax expense	55	22	231

Income tax expense	814	653	2,912

Tax expense	723	1,551	2,599

Summary of reconciliation of effective and applicable income tax expenses

	2024 US$m	2023 US$m	2022 US$m

(b) Reconciliation of income tax expense
Profit before tax	4,369	3,273	9,174
PRRT benefit/(expense)	91	(898)	313

Profit before income tax	4,460	2,375	9,487

Income tax expense calculated at 30%	1,338	712	2,847
Effect of tax rate differentials	(75)	91	(141)
Effect of deferred tax assets not recognised	76	155	150
Effect of tax losses and credits previously unrecognised	(442)	(332)	-
Effect of goodwill impairment	-	109	-
Reduction in deferred tax liability due to held for sale basis	(94)	(78)	-
Foreign exchange impact on tax expense/(benefit)	87	(58)	(44)
Adjustment to prior years	(122)	36	(45)
Integration and transaction costs non-deductible	-	4	142
Other	46	14	3

Income tax expense 1	814	653	2,912

Summary of reconciliation of petroleum resource rent tax benefit

	2024 US$m	2023 US$m	2022 US$m

(c) Reconciliation of PRRT expense
Profit before tax	4,369	3,273	9,174
Non-PRRT assessable profit	(2,631)	(1,780)	(6,197)

PRRT projects profit before tax	1,738	1,493	2,977

PRRT expense calculated at 40%	695	598	1,191
(Recognition)/derecognition of Pluto general expenditure 2	(502)	611	(1,362)
Recognition of transferred exploration spend	-	(18)	-
Augmentation	(266)	(292)	(175)
Other	(18)	(1)	33

PRRT (benefit)/expense	(91)	898	(313)

Summary of reconciliation of deferred tax income statement

	2024 US$m	2023 US$m	2022 US$m

(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	(304)	1,206	(710)
Augmentation for current year	(266)	(292)	(175)
Provisions	35	(372)	(12)
Other	48	(11)	83

PRRT (benefit)/expense	(487)	531	(814)

Income tax
Property, plant and equipment	(660)	(529)	292
Exploration and evaluation assets	35	38	14
Lease assets and liabilities	6	(20)	25
Provisions	62	(232)	151
PRRT assets and liabilities	251	(175)	236
Unused tax losses and tax credits	2	(221)	19
Assets held for sale	(36)	(86)	205
Intangible assets	6	-	-
Derivatives	(109)	(21)	21
Other	14	13	(31)

Income tax deferred tax (benefit)/expense	(429)	(1,233)	932

Deferred tax (benefit)/expense	(916)	(702)	118

Summary of income tax relating to components of deferred tax other comprehensive income

	2024 US$m	2023 US$m	2022 US$m

(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	34	77	(64)
Other	(8)	7	(2)

Deferred income tax expense/(benefit) via other comprehensive income	26	84	(66)

1.
The global operations effective income tax rate (EITR) of 18.3% (2023: 27.5%, 2022: 30.7%) is calculated as the Group’s income tax expense divided by profit before income tax. The Australian operations EITR of 26.9% (2023: 30.2%, 2022: 30.0%) is calculated with reference to all Australian companies and excludes foreign exchange on settlement and revaluation of income tax liabilities. The reduction in the 2024 EITR compared to 2023 is predominantly due to a number of one-off transactions, including the recognition of a net deferred tax asset of $342 million on Sangomar subsequent to the project achieving first oil and the recognition of a tax benefit of $94 million related to Woodside’s sale of 15.1% share in the Scarborough project. The EITR would increase to 28.8% for global operations when excluding these one-off transactions, foreign exchange on income tax liabilities and income tax adjustments related to prior periods. The Australian operations EITR would increase to 31.7% when excluding the tax benefit arising from the sale of Woodside’s 15.1% share in the Scarborough project and income tax adjustments related to prior periods.

2.
In 2024, the $502 million increase of the Pluto PRRT deferred tax asset is due to the recognition of previously unrecognised deductible expenditure that is now considered to be recoverable on the basis of future taxable profits being available to utilise the expenditure. In 2023, $637 million of the Pluto PRRT deferred tax asset was derecognised on the basis that it would not be recoverable.

Summary of reconciliation of deferred tax asset and liabilities

	2024 US$m	2023 US$m

(f) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	784	455
Augmentation for current year	264	231
Provisions	470	445
Other	(70)	(30)

PRRT deferred tax assets	1,448	1,101

Income tax
Property, plant and equipment	(1,291)	(1,388)
Exploration and evaluation assets	51	60
Lease assets and liabilities	58	40
Unused tax losses and tax credits	1,684	1,686
Derivatives	11	-
Provisions	412	227
Other	20	(9)

Income tax deferred tax assets	945	616

Deferred tax assets	2,393	1,717

Deferred tax liabilities
PRRT
Production and growth assets	990	1,309
Augmentation for current year	(2)	(38)
Provisions	(935)	(995)
Other	121	113

PRRT deferred tax liabilities	174	389

Income tax
Property, plant and equipment	2,386	2,939
Exploration and evaluation assets	153	127
Lease assets and liabilities	(24)	(48)
Provisions	(1,615)	(1,856)
PRRT assets and liabilities	369	118
Assets held for sale	-	36
Intangible assets	160	-
Derivatives	(67)	(2)
Other	(39)	(76)

Income tax deferred tax liabilities	1,323	1,238

Deferred tax liabilities	1,497	1,627